EQUITY (Schedule of Company Share Capital) (Details) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
EQUITY
Number of shares	36,988,082	36,988,082	27,910,916	27,910,916
At January 1, 2020	$ 65,937	¥ 419,091	$ 53,631	¥ 340,875
Issuance of shares			9,077,166	9,077,166
Common shares issued through private placement	$ 4,987	¥ 31,691	$ 12,306	¥ 78,216
Common shares issued through private placement	3,960,000	3,960,000
Number of shares	40,948,082	40,948,082	36,988,082	36,988,082
At December 31, 2020	$ 70,924	¥ 450,782	$ 65,937	¥ 419,091